SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (1,936,479)	$ (1,179,660)	$ (864,739)
Property, plant and equipment, net	4,424,895	3,731,403	3,211,208
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,647,258	2,631,286	2,364,721
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,578,241	2,140,575	1,575,147
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	63,280	64,791	72,298
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 72,595	$ 74,411	$ 63,781